SPDR® Series Trust

One Iron Street

Boston, MA 02210

April 30, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for SPDR Bloomberg Barclays Emerging Markets Local Bond ETF, SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays International Treasury Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF (collectively, the “12/31 Funds”) as well as the Statement of Additional Information (“SAI”) for the 12/31 Funds of the above-referenced Registrant do not differ from the Prospectus and SAI for the 12/31 Funds contained in Post-Effective Amendment No. 225 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 24, 2020 with a designated effective date of April 30, 2020 (Accession No. 0001398344-20-008419).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-3920.

Sincerely,

/s/ Andrew DeLorme
Andrew DeLorme
Secretary

Cc:	W. John McGuire, Esq.